RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Speculative grade
Disclosure of financial assets [line items]
Financial assets	323,531
Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	318,382
Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets	5,149
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	39,334,862	29,346,069
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	5,256,597	3,053,862
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	5,574,979	3,053,862
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	5,256,597	3,053,862
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets	5,149
Sovereign | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	1,708,927	23,043
Sovereign | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	1,708,927	23,043
Other Public Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	3,378,438	3,029,802
Other Public Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	3,378,438	3,029,802
Corporate | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Speculative grade
Disclosure of financial assets [line items]
Financial assets	191,866
Corporate | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	191,866
Financial Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	169,232	1,017
Financial Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Speculative grade
Disclosure of financial assets [line items]
Financial assets	131,665
Financial Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	169,232	$ 1,017
Financial Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	126,516
Financial Entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets	$ 5,149